Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	September 2012
Distribution Date	10/15/12
Transaction Month	16
30/360 Days	30
Actual/360 Days	28

I. ORIGINAL DEAL PARAMETERS

Cut off Date:		April 22, 2011
Closing Date:		May 18, 2011

		Dollars	Units	WAC	WARM
Original Pool Balance:		$1,057,739,792.32	59,025	4.54%	59.86
Original Adj. Pool Balance:		$1,010,117,970.23

		Dollar Amount	% of Pool	Note Rate		Final Payment Date
Class A-1 Notes	Fixed	$204,000,000.00	19.286%	0.24828%		May 15, 2012
Class A-2 Notes	Fixed	$313,000,000.00	29.591%	0.59000%		March 17, 2014
Class A-3 Notes	Fixed	$277,000,000.00	26.188%	1.04000%		September 15, 2015
Class A-4 Notes	Fixed	$110,050,000.00	10.404%	1.65000%		February 15, 2017
Class B Notes	Fixed	$36,360,000.00	3.438%	2.27000%		February 15, 2017
Class C Notes	Fixed	$34,340,000.00	3.247%	2.86000%		March 15, 2017
Class D Notes	Fixed	$25,250,000.00	2.387%	3.51000%		November 15, 2017
Total Securities		$1,000,000,000.00	94.541%

Overcollateralization		$10,117,970.23	0.957%
YSOA		$47,621,822.09	4.502%
Total Original Pool Balance		$1,057,739,792.32	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Pool Factor	Balance	Pool Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$88,250,008.46	0.2819489	$66,140,629.46	0.2113119	$22,109,379.00
Class A-3 Notes	$277,000,000.00	1.0000000	$277,000,000.00	1.0000000	$-
Class A-4 Notes	$110,050,000.00	1.0000000	$110,050,000.00	1.0000000	$-
Class B Notes	$36,360,000.00	1.0000000	$36,360,000.00	1.0000000	$-
Class C Notes	$34,340,000.00	1.0000000	$34,340,000.00	1.0000000	$-
Class D Notes	$25,250,000.00	1.0000000	$25,250,000.00	1.0000000	$-
Total Securities	$571,250,008.46	0.5712500	$549,140,629.46	0.5491406	$22,109,379.00

Weighted Avg. Coupon (WAC)	4.51%		4.51%
Weighted Avg. Remaining Maturity (WARM)	44.93		44.06
Pool Receivables Balance	$618,067,058.40		$594,772,867.67
Remaining Number of Receivables	46,241		45,467

Adjusted Pool Balance	$591,452,367.86		$569,342,988.86

III. COLLECTIONS

Principal:
Principal Collections	$22,622,851.29
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$436,468.49
Total Principal Collections	$23,059,319.78

Interest:
Interest Collections	$2,258,043.62
Late Fees & Other Charges	$38,846.35
Interest on Repurchase Principal	$-
Total Interest Collections	$2,296,889.97

Collection Account Interest	$3,036.97
Reserve Account Interest	$665.43
Servicer Advances	$-

Total Collections	$25,359,912.15

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	September 2012
Distribution Date	10/15/12
Transaction Month	16
30/360 Days	30
Actual/360 Days	28

IV. DISTRIBUTIONS

Total Collections					$25,359,912.15
Reserve Account Available					$5,050,589.85
Total Available for Distribution					$30,410,502.00
		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$515,055.88		$515,055.88	$515,055.88
Collection Account Interest					$3,036.97
Late Fees & Other Charges					$38,846.35
Total due to Servicer					$556,939.20

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$43,389.59		$43,389.59
Class A-3 Notes		$240,066.67		$240,066.67
Class A-4 Notes		$151,318.75		$151,318.75

Total Class A interest:		$434,775.01		$434,775.01	$434,775.01

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$68,781.00		$68,781.00	$68,781.00

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$81,843.67		$81,843.67	$81,843.67

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$73,856.25		$73,856.25	$73,856.25

Available Funds Remaining:					$24,143,717.02

Reserve Account Release					$-
Reserve Account Draw					$-

9. Regular Principal Distribution Amount:					$22,109,379.00

		Distributable Amount		Paid Amount
Class A-1 Notes				$-
Class A-2 Notes				$22,109,379.00
Class A-3 Notes				$-
Class A-4 Notes				$-
Class A Notes Total:		$22,109,379.00		$22,109,379.00
Class B Notes Total:		$-		$-
Class C Notes Total:		$-		$-
Class D Notes Total:		$-		$-
Total Noteholders Principal		$22,109,379.00		$22,109,379.00

10. Required Deposit to Reserve Account					0.00

11. Trustee Expenses					0.00

12. Remaining Available Collections Released to Certificateholder					2,034,338.02

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$26,614,690.54
Beginning Period Amount	$26,614,690.54
Current Period Amortization	$1,184,811.73
Ending Period Required Amount	$25,429,878.81
Ending Period Amount	$25,429,878.81
Next Distribution Date Amount	$24,273,160.22

Hyundai Auto Receivables Trust 2011-B
Monthly Servicing Report

Collection Period	September 2012
Distribution Date	10/15/12
Transaction Month	16
30/360 Days	30
Actual/360 Days	28

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance				0.50%
Beginning Period Required Amount				$5,050,589.85
Beginning Period Amount				$5,050,589.85
Current Period Release to Collection Account				$-
Current Period Deposit				$-
Current Period Release to Depositor				$-
Ending Period Required Amount (0.5% of APB of cut-off date)				$5,050,589.85
Ending Period Amount				$5,050,589.85

VII. OVERCOLLATERALIZATION

Overcollateralization Target	2.00%
Overcollateralization Floor	2.00%
		Beginning	Ending	Target
Overcollateralization Amount		$20,202,359.40	$20,202,359.40	$20,202,359.40
Overcollateralization as a % of Original Adjusted Pool		2.00%	2.00%	2.00%
Overcollateralization as a % of Current Adjusted Pool		3.42%	3.55%	3.55%

VIII. DELINQUENCY AND NET LOSS ACTIVITY

	Units Percent	Units	Dollars Percent	Dollar Amount
Current	98.76%	44,901	98.54%	$586,088,834.66
30 - 60 Days	0.98%	444	1.15%	$6,824,840.44
61 - 90 Days	0.20%	92	0.25%	$1,494,952.16
91 + Days	0.07%	30	0.06%	$364,240.41
		45,467		$594,772,867.67
Total
Delinquent Receivables 61 + days past due	0.27%	122	0.31%	$1,859,192.57
Delinquency Ratio 61+ for 1st Preceding Collection Period	0.28%	129	0.30%	$1,862,823.25
Delinquency Ratio 61+ for 2nd Preceding Collection Period	0.29%	137	0.32%	$2,084,254.63
Three-Month Average Delinquency Ratio	0.28%		0.31%

Repossession in Current Period		48		$828,120.15
Repossession Inventory		57		$656,627.40

Charge-Offs
Gross Principal of Charge-Off for Current Period				$671,339.44
Recoveries				$(436,468.49)
Net Charge-offs for Current Period				$234,870.95

Beginning Pool Balance for Current Period				$618,067,058.40

Net Loss Ratio				0.46%
Net Loss Ratio for 1st Preceding Collection Period				0.66%
Net Loss Ratio for 2nd Preceding Collection Period				0.30%
Three-Month Average Net Loss Ratio for Current Period				0.47%

Cumulative Net Losses for All Periods				$4,262,309.30
Cumulative Net Losses as a % of Initial Pool Balance				0.40%

Principal Balance of Extensions				$2,397,190.92
Number of Extensions				144

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